Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term debt, Pre-swap borrowing

($ in millions)
At December 31:	Maturities	2025	2024
U.S. dollar debt (weighted-average interest rate at December 31, 2025): (1)
5.1%	2025	—	1,601
3.7%	2026	5,800	5,800
3.3%	2027	4,119	4,119
4.8%	2028	2,319	1,313
3.6%	2029	3,757	3,750
3.2%	2030	2,355	1,350
4.8%	2031	500	500
4.6%	2032	2,700	1,850
4.8%	2033	750	750
4.9%	2034	1,000	1,000
5.2%	2035	900	—
8.0%	2038	83	83
4.5%	2039	2,745	2,745
2.9%	2040	650	650
4.0%	2042	1,107	1,107
5.3%	2044	1,000	1,000
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	3,000
3.0%	2050	750	750
4.2%	2052	1,400	1,400
5.1%	2053	650	650
5.3%	2054	1,400	1,400
5.7%	2055	1,000	—
7.1%	2096	316	316
		$38,979	$35,813
Euro debt (weighted-average interest rate at December 31, 2025): (1)
1.6%	2025	—	3,106
2.3%	2027	2,349	2,071
0.7%	2028	2,114	1,863
1.5%	2029	1,174	1,035
1.7%	2030	2,055	1,035
2.7%	2031	2,936	2,588
0.7%	2032	1,879	1,656
3.2%	2033	1,292	—
1.3%	2034	1,174	1,035
3.8%	2035	1,174	1,035
3.5%	2037	1,057	—
1.2%	2040	998	880
4.0%	2043	1,174	1,035
3.8%	2045	881	—
		$20,258	$17,340
Other currencies (weighted-average interest rate at December 31, 2025): (1)
Pound sterling (4.9%)	2038	1,009	939
Japanese yen (1.0%)	2026–2028	811	808
Other (13.8%)	2026–2027	78	212
		$61,134	$55,111
Finance lease obligations (5.1% weighted-average interest rate at December 31, 2025)	2026–2035	1,153	1,000
		$62,286	$56,112
Less: net unamortized discount		806	824
Less: net unamortized debt issuance costs		185	168
Add: fair value adjustment (2)		(36)	(176)
		$61,259	$54,943
Less: current maturities		6,424	5,059
Total		$54,836	$49,884
(1)Includes notes, debentures, bank loans and secured borrowings.
(2)The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-swap borrowing (Long-term debt, including current portion)

($ in millions)
	2025		2024
At December 31:	Amount	Weighted-Average Interest Rate	Amount	Weighted-Average Interest Rate
Fixed-rate debt	$54,004	3.5%	$47,712	3.3%
Floating-rate debt (1)	7,255	5.0%	7,231	5.6%
Total	$61,259		$54,943
(1)Includes $6,725 million in both 2025 and 2024, of notional interest-rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. Refer to note S, “Derivative Financial Instruments,” for additional information.

Pre-swap annual contractual obligations of long-term debt outstanding
Pre-swap annual contractual obligations of long-term debt outstanding at December 31, 2025, are as follows:

($ in millions)
Total
2026	$6,425
2027	6,753
2028	5,172
2029	5,095
2030	4,492
Thereafter	34,348
Total	$62,286

Interest on debt

($ in millions)
For the year ended December 31:	2025	2024	2023
Cost of financing	$365	$336	$334
Interest expense	1,935	1,712	1,607
Interest capitalized	4	12	9
Total interest paid and accrued	$2,305	$2,060	$1,949